UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2007
                                                ------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Rubicon Fund Management LLP
           --------------------------------------------------
Address:   103 Mount Street
           --------------------------------------------------
           London, England
           --------------------------------------------------
           W1K2TJ
           --------------------------------------------------

Form 13F File Number:   028-11742
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Horace Joseph Leitch, III
           --------------------------------------------------
Title:     Authorized Person
           --------------------------------------------------
Phone:     44 207 074 4200
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Horace Joseph Leitch, III       London, England        8/14/07
------------------------------   ---------------------   -----------
         [Signature]                 [City, State]          [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     5
                                                -------------

Form 13F Information Table Entry Total:                2
                                                -------------

Form 13F Information Table Value Total:             49,644
                                                -------------
                                                (in thousands)



List of Other Included Managers:
1. Rubicon Fund Management Ltd.         028-11747
2. Brewer, Paul Anthony                 028-11750
3. Brummette, Jeffrey Eugene            028-11751
4. Gadkari, Vilas                       028-11754
5. Leitch, Horace Joseph III            028-11758


                                                  FORM 13F INFORMATION TABLE



              COLUMN 1              COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7          COLUMN 8
-----------------------------  ---------------  ---------  --------  ------------------ ----------  -------- -----------------------
                                                            VALUE     SHRS OR  SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER             TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION  MANAGERS   SOLE    SHARED   NONE
-----------------------------  ---------------  ---------  --------  --------  --- ---- ----------  -------- ------- -------- ------
WELLS FARGO & CO NEW           COM              949746101   35,170     10,000  SH   PUT   DEFINED   1,2,3,4,5   0      10,000     0
SELECT SECTOR SPDR TR          SBI INT FINL     81369Y605   14,474      4,000  SH   PUT   DEFINED   1,2,3,4,5   0       4,000     0
